Capital and Financial Risk Management - Schedule of Total Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Schedule of Total Revenue [Line Items]
Total revenue		$ 48,988		$ 63,733		$ 55,964
Percentage of revenue		100.00%		100.00%		100.00%
Customer A [Member]
Schedule of Total Revenue [Line Items]
Total revenue		$ 23,418		$ 33,858		$ 25,199
Percentage of revenue		47.80%		53.10%		45.00%
Customer B [Member]
Schedule of Total Revenue [Line Items]
Total revenue		$ 9,066		$ 16,711		$ 13,453
Percentage of revenue		18.50%		26.20%		24.00%
Customer C [Member]
Schedule of Total Revenue [Line Items]
Total revenue			[1]		[1]	$ 7,352
Percentage of revenue			[1]		[1]	13.20%
Other [Member]
Schedule of Total Revenue [Line Items]
Total revenue		$ 16,504		$ 13,164		$ 9,970
Percentage of revenue	[1]	33.70%		20.70%		17.80%

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year